Land use rights, net (Schedule of Finite-Lived Intangible Assets, Future Amortization Expense) (Details) - Land Use Rights [Member] ¥ in Thousands	Dec. 31, 2020 CNY (¥)
2021	¥ 48,096
2022	48,096
2023	48,096
2024	48,096
2025	¥ 48,096